PLANT AND EQUIPMENT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Schedule of property and equipment

Plant and Equipment consisted of the following:

	March 31, 2017	December 31, 2016

Kiosks	$259,792	$269,810
Computer equipment	76,852	69,577
Office equipment	10,416	9,430
Leasehold improvement	9,048	8,1912
Total cost	356,108	357,009
Less: accumulated depreciation and amortization	(154,351)	(125,681)
Plant and equipment, net	$201,757	$231,328

Plant and Equipment consisted of the following as of December 31, 2016 and December 31, 2015:

	December 31, 2016	December 31, 2015

Kiosks	$269,810	$279,746
Computer equipment	69,577	82,284
Office equipment	9,430	11,217
Leasehold improvement	8,191	9,740
Total cost	357,009	382,987
Less: accumulated depreciation and amortization	(125,681)	(82,599)
Property and equipment, net	$231,328	$300,388